STOCK BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
STOCK BASED COMPENSATION
STOCK BASED COMPENSATION

29.                               STOCK BASED COMPENSATION

On August 24, 2007, the Company adopted the 2007 share incentive plan and granted 5,206,000 options to certain employees, officers and directors for the purchase of 5,206,000 ordinary shares at an exercise price of $4.00 per share. Any of these options not exercised will expire on August 23, 2011 or 2012 and the options will vest over two years at 50% per year. The compensation expense, which was determined based on the fair value of options granted, is to be recognized over the vesting period using graded-vesting attribution method. The Company recorded compensation expense of $809 for the year ended December 31, 2009 and nil for both the years ended December 31, 2010 and 2011. As of December 31, 2011, there was no unrecognized compensation cost related to unvested options.

A summary of the share option activities is as follows:

	Number of options	Exercise price
Outstanding at beginning of 2010	4,994,000	$4.00
Movement during 2009
Granted	—	—
Exercised	—	—
Forfeited	(204,000)	—
Outstanding at end of 2010	4,790,000	$4.00

Movement during 2011
Granted	—	—
Exercised	—	—
Forfeited	(484,000)	—
Outstanding at end of 2011	4,306,000	$4.00

As of December 31, 2010 and 2011, the intrinsic value of each option was nil, and the aggregate intrinsic value of options outstanding was nil.

The following table summarizes share options outstanding as of December 31, 2011:

	Options outstanding			Options exercisable
Exercise price	Number outstanding	Remaining contractual life	Fair value per share at grant date	Number exercisable	Exercise price
$4.00	4,306,000	0.65	$0.83	4,306,000	$4.00

The Company has determined, with the assistance of American Appraisal China Limited, that the fair value of the option as of the date of grant at August 24, 2007 was $0.83 per option using the following assumptions:

Fair value of ordinary shares	$3.81
Risk-free rate of return	4.31%
Expected option life	3 years
Expected dividend yield	4.38%
Expected volatility	39.4%